Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash		$ 497,259
Prepaid expenses and other	81,223	600,493
Total current assets	81,223	1,097,752
Prepaid expenses - noncurrent		80,170
Investments held in Trust Account	19,901,169	299,004,083
TOTAL ASSETS	19,982,392	300,182,005
Current liabilities:
Accounts payable and accrued expenses	152,005	180,634
Due to affiliate	238,939	122,689
Total current liabilities	403,328	303,323
Deferred Underwriting fee payable		10,812,500
TOTAL LIABILITIES	403,328	11,115,823
Commitments and contingencies (Note 5)
REDEEMABLE ORDINARY SHARES
Class A ordinary shares subject to possible redemption at redemption value, $0.0001 par value, 1,803,729 and 28,750,000 shares as of December 31, 2023 and 2022, respectively	19,901,169	299,004,083
SHAREHOLDER’S DEFICIT
Convertible preferred stock
Additional paid-in capital	10,964,930
Accumulated deficit	(11,287,754)	(9,938,620)
Total stockholders’/members’ deficit	(322,105)	(9,937,901)
Total liabilities and stockholders/members’ deficit	19,982,392	300,182,005
Visiox Pharmaceuticals, Inc. [Member]
Current assets:
Cash	535,977	649,406
Total current assets	535,977	649,406
Current liabilities:
Accounts payable	1,848,127	843,311
Accrued expenses	510,300	148,710
Convertible note payable	990,423
Derivative liability	10,027
License fee payable	6,000,000
Equity liability	3,000,000	3,000,000
Dividend payable		162,558
Total current liabilities	12,358,877	4,154,579
SHAREHOLDER’S DEFICIT
Convertible preferred units, value		3,280,000
Common units		1,535,105
Common stock, $0.001 par value, 100,000,000 shares authorized, 0 shares issued and outstanding as of December 31, 2023 and 2022, respectively
Accumulated deficit	(19,078,604)	(8,320,278)
Total stockholders’/members’ deficit	(11,822,900)	(3,505,173)
Total liabilities and stockholders/members’ deficit	535,977	649,406
Common Class A [Member]
SHAREHOLDER’S DEFICIT
Common stock, $0.001 par value, 100,000,000 shares authorized, 0 shares issued and outstanding as of December 31, 2023 and 2022, respectively	719
Common Class B [Member]
SHAREHOLDER’S DEFICIT
Common stock, $0.001 par value, 100,000,000 shares authorized, 0 shares issued and outstanding as of December 31, 2023 and 2022, respectively		719
Series A Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
SHAREHOLDER’S DEFICIT
Convertible preferred stock	1,931
Series B Preferred Stock [Member] | Visiox Pharmaceuticals, Inc. [Member]
SHAREHOLDER’S DEFICIT
Convertible preferred stock	11,069
Related Party [Member]
Current liabilities:
Loan and Transfer note - payable	$ 12,384